Employee Benefit Liabilities, Net - Schedule of Expenses Presented in Statement of Comprehensive Income (Loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Expenses Presented in Statement of Comprehensive Income (Loss) [Line Items]
Tota expenses	$ 276	$ 247	$ 233
Cost of revenues [Member]
Schedule of Expenses Presented in Statement of Comprehensive Income (Loss) [Line Items]
Tota expenses	180	159	155
Research and development [Member]
Schedule of Expenses Presented in Statement of Comprehensive Income (Loss) [Line Items]
Tota expenses	20	20	22
Selling, general and administrative expense [member]
Schedule of Expenses Presented in Statement of Comprehensive Income (Loss) [Line Items]
Tota expenses	45	39	33
General and administrative [Member]
Schedule of Expenses Presented in Statement of Comprehensive Income (Loss) [Line Items]
Tota expenses	$ 31	$ 29	$ 23